Private Placement Warrants (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 19, 2021	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Member]
Private Placement Warrants [Line Items]
Sale of private placemets warrants	7,133,333
Price per warrant (in Dollars per share)	$ 0.75
Gross proceeds (in Dollars)	$ 5,350,000
Warrant exercisable shares	1
IPO [Member]
Private Placement Warrants [Line Items]
Sale of private placemets warrants		10,000,000	10,000,000
Price per warrant (in Dollars per share)		$ 10	$ 10
Common stock price per share (in Dollars per share)	$ 11.5
Private Placement Warrants [Member] | Common Stock [Member] | IPO [Member]
Private Placement Warrants [Line Items]
Common stock price per share (in Dollars per share)	$ 11.5
Private Placement Warrants [Member] | Common Stock [Member] | IPO [Member]
Private Placement Warrants [Line Items]
Warrant exercisable shares	1
Sponsor [Member] | Private Placement Warrants [Member] | Private Placement [Member]
Private Placement Warrants [Line Items]
Private placements warrants	7,133,333		7,133,333
Warrant price per share	0.75
Gross proceeds (in Dollars)	$ 5,350,000	$ 5,350,000	$ 5,350,000